Right-of-Use Assets and Lease Liabilities - Schedule of Undiscounted Future Minimum Lease Payment (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Jan. 01, 2021 HKD ($)
Schedule of Undiscounted Future Minimum Lease Payment [Abstract]
2025	$ 3,020,699	$ 388,879
2026	2,161,126	278,220
2027	1,428,297	183,876
2028	148,800	19,156
Total minimum lease payments	6,758,922	870,131
Less: imputed interest component	(282,777)	(36,405)
Lease liabilities recognized in the consolidated balance sheets	$ 6,476,145	$ 833,726	$ 13,355,866	$ 24,779,995